Share capital (Details 1) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Statement [Line Items]
Shares based compensation recognized expense	$ 174,446	$ 377,011	$ 1,882,136	$ 1,419,495
2018 [Member]
Statement [Line Items]
Shares based compensation recognized expense	0	0	0	0
2019 [Member]
Statement [Line Items]
Shares based compensation recognized expense	0	0	0	0
2015 [Member]
Statement [Line Items]
Shares based compensation recognized expense	142,316	324,153	556,331	1,128,203
2020 [Member]
Statement [Line Items]
Shares based compensation recognized expense	11,880	52,858	117,596	291,292
2021 [Member]
Statement [Line Items]
Shares based compensation recognized expense	$ 20,250	$ 0	$ 1,208,209	$ 0